Consolidated Balance Sheets (Parenthenticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Fair value securities held to maturity (in dollars)	$ 7,499	$ 7,305
Allowance for loan losses (in dollars)	$ 411	$ 384
Preferred Stock - no par value (in dollars per share)
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock - par value (in dollars per share)	$ 0.10	$ 0.10
Common Stock, shares authorized	10,000,000	10,000,000
Common Stock, shares issued	1,785,000	1,785,000
Common Stock, shares outstanding	1,785,000	1,785,000